Income Taxes - Geographic Source of Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
U.S.	$ 122,310	$ (124,944)	$ (99,931)
Other than U.S.	125,868	207,553	152,549
Income before provision for income taxes	$ 248,178	$ 82,609	$ 52,618